ML LIFE INSURANCE COMPANY OF NEW YORK

ML of New York Variable Annuity Separate Account A Supplement Dated July 30, 2010 to the Prospectuses For	ML of New York Variable Annuity Separate Account C Supplement Dated July30, 2010 to the Prospectus For
MERRILL LYNCH INVESTOR
CHOICE ANNUITY (Investor Series)
(Dated May 1, 2010)
RETIREMENT POWER
(Dated May 1, 2004)
RETIREMENT OPTIMIZER
(Dated May 1, 2004)
RETIREMENT PLUS
(Dated May 1, 2009)

ML of New York Variable Annuity
Separate Account B
Supplement Dated July 30, 2010
to the Prospectus For

RETIREMENT PLUS
(Dated May 1, 2009)
CONSULTS ANNUITY
(Dated May 1, 2008)

ML of New York Variable Annuity
Separate Account D
Supplement Dated July 27, 2010
To the Prospectus For

MERRILL LYNCH INVESTOR CHOICE
ANNUITY (IRA Series)
(Dated May 1, 2010)
MERRILL LYNCH IRA ANNUITY
(Dated May 1, 2006)

ML of New York Variable Annuity
Separate Account
Supplement Dated July 30, 2010
to the Prospectus For
PORTFOLIO PLUS (Dated May 1, 1993)
This supplement describes certain changes to the variable annuity contracts listed above (the “Contracts”) issued by ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.
Effective July 1, 2010, the ML Life Insurance Company of New York changed its name to Transamerica Advisors Life Insurance Company of New York.